Distribution Date:	02/17/23	Wells Fargo Commercial Mortgage Trust 2016-NXS5
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2016-NXS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	20
			David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000CAW3	1.559000%	33,080,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000CAX1	2.711000%	121,907,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000CAY9	3.538000%	35,827,000.00	26,006,117.20	13,180,307.10	76,674.70	0.00	0.00	13,256,981.80	12,825,810.10	38.70%	30.00%
A-4	95000CAZ6	3.370000%	65,000,000.00	65,000,000.00	0.00	182,541.67	0.00	0.00	182,541.67	65,000,000.00	38.70%	30.00%
A-5	95000CBA0	3.372000%	85,000,000.00	85,000,000.00	0.00	238,850.00	0.00	0.00	238,850.00	85,000,000.00	38.70%	30.00%
A-6	95000CBB8	3.635000%	164,769,000.00	164,769,000.00	0.00	499,112.76	0.00	0.00	499,112.76	164,769,000.00	38.70%	30.00%
A-6FL	95000CBK8	6.014860%	50,000,000.00	50,000,000.00	0.00	250,619.17	0.00	0.00	250,619.17	50,000,000.00	38.70%	30.00%
A-6FX	95000CBM4	3.635000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95000CBC6	3.382000%	57,007,000.00	34,165,353.07	1,065,960.63	96,289.35	0.00	0.00	1,162,249.98	33,099,392.44	38.70%	30.00%
A-S	95000CBD4	3.988000%	50,320,000.00	50,320,000.00	0.00	167,230.13	0.00	0.00	167,230.13	50,320,000.00	31.18%	24.25%
B	95000CBG7	4.948196%	52,508,000.00	52,508,000.00	0.00	216,516.58	0.00	0.00	216,516.58	52,508,000.00	23.35%	18.25%
C	95000CBH5	4.981196%	39,381,000.00	39,381,000.00	0.00	163,470.41	0.00	0.00	163,470.41	39,381,000.00	17.47%	13.75%
D	95000CBJ1	4.981196%	26,254,000.00	26,254,000.00	0.00	108,980.28	0.00	0.00	108,980.28	26,254,000.00	13.55%	10.75%
E	95000CAJ2	4.981196%	20,784,000.00	20,784,000.00	0.00	86,274.32	0.00	0.00	86,274.32	20,784,000.00	10.45%	8.38%
F	95000CAL7	2.874000%	22,185,000.00	22,185,000.00	0.00	40,667.89	0.00	0.00	40,667.89	22,185,000.00	7.14%	5.84%
G	95000CAN3	2.874000%	9,539,000.00	9,539,000.00	0.00	0.00	0.00	0.00	0.00	9,539,000.00	5.71%	4.75%
H	95000CAQ6	2.874000%	41,568,836.00	38,263,401.97	0.00	0.00	0.00	0.00	0.00	38,263,401.97	0.00%	0.00%
V	95000CAS2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000CAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			875,129,838.01	684,174,872.24	14,246,267.73	2,127,227.26	0.00	0.00	16,373,494.99	669,928,604.51

X-A	95000CBE2	1.415597%	662,910,000.00	475,260,470.27	0.00	560,647.86	0.00	0.00	560,647.86	461,014,202.54
X-B	95000CBF9	0.033000%	52,508,000.00	52,508,000.00	0.00	1,443.97	0.00	0.00	1,443.97	52,508,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	95000CAC7	2.107196%	22,185,000.00	22,185,000.00	0.00	38,956.79	0.00	0.00	38,956.79	22,185,000.00
X-G	95000CAE3	2.107196%	9,539,000.00	9,539,000.00	0.00	16,750.46	0.00	0.00	16,750.46	9,539,000.00
X-H	95000CAG8	2.107196%	41,568,836.00	38,263,401.97	0.00	67,190.42	0.00	0.00	67,190.42	38,263,401.97
Notional SubTotal			788,710,836.00	597,755,872.24	0.00	684,989.50	0.00	0.00	684,989.50	583,509,604.51

Deal Distribution Total					14,246,267.73	2,812,216.76	0.00	0.00	17,058,484.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000CAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000CAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000CAY9	725.88040305	367.88754571	2.14013733	0.00000000	0.00000000	0.00000000	0.00000000	370.02768303	357.99285734
A-4	95000CAZ6	1,000.00000000	0.00000000	2.80833338	0.00000000	0.00000000	0.00000000	0.00000000	2.80833338	1,000.00000000
A-5	95000CBA0	1,000.00000000	0.00000000	2.81000000	0.00000000	0.00000000	0.00000000	0.00000000	2.81000000	1,000.00000000
A-6	95000CBB8	1,000.00000000	0.00000000	3.02916665	0.00000000	0.00000000	0.00000000	0.00000000	3.02916665	1,000.00000000
A-6FL	95000CBK8	1,000.00000000	0.00000000	5.01238340	0.00000000	0.00000000	0.00000000	0.00000000	5.01238340	1,000.00000000
A-6FX	95000CBM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95000CBC6	599.31855860	18.69876734	1.68907941	0.00000000	0.00000000	0.00000000	0.00000000	20.38784676	580.61979125
A-S	95000CBD4	1,000.00000000	0.00000000	3.32333327	0.00000000	0.00000000	0.00000000	0.00000000	3.32333327	1,000.00000000
B	95000CBG7	1,000.00000000	0.00000000	4.12349699	0.00000000	0.00000000	0.00000000	0.00000000	4.12349699	1,000.00000000
C	95000CBH5	1,000.00000000	0.00000000	4.15099693	0.00000000	0.00000000	0.00000000	0.00000000	4.15099693	1,000.00000000
D	95000CBJ1	1,000.00000000	0.00000000	4.15099718	0.00000000	0.00000000	0.00000000	0.00000000	4.15099718	1,000.00000000
E	95000CAJ2	1,000.00000000	0.00000000	4.15099692	0.00000000	0.00000000	0.00000000	0.00000000	4.15099692	1,000.00000000
F	95000CAL7	1,000.00000000	0.00000000	1.83312554	0.56187469	1.56841379	0.00000000	0.00000000	1.83312554	1,000.00000000
G	95000CAN3	1,000.00000000	0.00000000	0.00000000	2.39499948	14.41982703	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000CAQ6	920.48288218	0.00000000	0.00000000	2.20455656	78.89393631	0.00000000	0.00000000	0.00000000	920.48288218
V	95000CAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000CAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000CBE2	716.93060939	0.00000000	0.84573752	0.00000000	0.00000000	0.00000000	0.00000000	0.84573752	695.44010882
X-B	95000CBF9	1,000.00000000	0.00000000	0.02750000	0.00000000	0.00000000	0.00000000	0.00000000	0.02750000	1,000.00000000
X-F	95000CAC7	1,000.00000000	0.00000000	1.75599684	0.00000000	0.00000000	0.00000000	0.00000000	1.75599684	1,000.00000000
X-G	95000CAE3	1,000.00000000	0.00000000	1.75599748	0.00000000	0.00000000	0.00000000	0.00000000	1.75599748	1,000.00000000
X-H	95000CAG8	920.48288218	0.00000000	1.61636520	0.00000000	0.00000000	0.00000000	0.00000000	1.61636520	920.48288218

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/23 - 01/30/23	30	0.00	76,674.70	0.00	76,674.70	0.00	0.00	0.00	76,674.70	0.00
A-4	01/01/23 - 01/30/23	30	0.00	182,541.67	0.00	182,541.67	0.00	0.00	0.00	182,541.67	0.00
A-5	01/01/23 - 01/30/23	30	0.00	238,850.00	0.00	238,850.00	0.00	0.00	0.00	238,850.00	0.00
A-6	01/01/23 - 01/30/23	30	0.00	499,112.76	0.00	499,112.76	0.00	0.00	0.00	499,112.76	0.00
A-6FL	01/18/23 - 02/16/23	30	0.00	250,619.17	0.00	250,619.17	0.00	0.00	0.00	250,619.17	0.00
A-6FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	96,289.35	0.00	96,289.35	0.00	0.00	0.00	96,289.35	0.00
X-A	01/01/23 - 01/30/23	30	0.00	560,647.86	0.00	560,647.86	0.00	0.00	0.00	560,647.86	0.00
X-B	01/01/23 - 01/30/23	30	0.00	1,443.97	0.00	1,443.97	0.00	0.00	0.00	1,443.97	0.00
X-F	01/01/23 - 01/30/23	30	0.00	38,956.79	0.00	38,956.79	0.00	0.00	0.00	38,956.79	0.00
X-G	01/01/23 - 01/30/23	30	0.00	16,750.46	0.00	16,750.46	0.00	0.00	0.00	16,750.46	0.00
X-H	01/01/23 - 01/30/23	30	0.00	67,190.42	0.00	67,190.42	0.00	0.00	0.00	67,190.42	0.00
A-S	01/01/23 - 01/30/23	30	0.00	167,230.13	0.00	167,230.13	0.00	0.00	0.00	167,230.13	0.00
B	01/01/23 - 01/30/23	30	0.00	216,516.58	0.00	216,516.58	0.00	0.00	0.00	216,516.58	0.00
C	01/01/23 - 01/30/23	30	0.00	163,470.41	0.00	163,470.41	0.00	0.00	0.00	163,470.41	0.00
D	01/01/23 - 01/30/23	30	0.00	108,980.28	0.00	108,980.28	0.00	0.00	0.00	108,980.28	0.00
E	01/01/23 - 01/30/23	30	0.00	86,274.32	0.00	86,274.32	0.00	0.00	0.00	86,274.32	0.00
F	01/01/23 - 01/30/23	30	22,276.72	53,133.07	0.00	53,133.07	12,465.19	0.00	0.00	40,667.89	34,795.26
G	01/01/23 - 01/30/23	30	114,430.76	22,845.90	0.00	22,845.90	22,845.90	0.00	0.00	0.00	137,550.73
H	01/01/23 - 01/30/23	30	3,180,271.50	91,640.85	0.00	91,640.85	91,640.85	0.00	0.00	0.00	3,279,529.10
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,316,978.98	2,939,168.69	0.00	2,939,168.69	126,951.94	0.00	0.00	2,812,216.76	3,451,875.09

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	17,058,484.49
Benchmark: 1-Month LIBOR
Current Period %	4.464860
Next Period %	4.601430
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,943,611.25	Master Servicing Fee	3,304.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,855.14
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	294.58
ARD Interest	0.00	Operating Advisor Fee	1,101.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	170.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,943,611.25	Total Fees	8,936.44

Principal		Expenses/Reimbursements
Scheduled Principal	14,246,267.73	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	96,654.61
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,297.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	14,246,267.73	Total Expenses/Reimbursements	126,951.94

		Interest Reserve Deposit	94,666.93

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,812,216.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	14,246,267.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	99,160.83	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	99,160.83	Total Payments to Certificateholders and Others	17,058,484.49
Total Funds Collected	17,289,039.81	Total Funds Distributed	17,289,039.80

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	684,174,872.24	684,174,872.24	Beginning Certificate Balance	684,174,872.24
(-) Scheduled Principal Collections	14,246,267.73	14,246,267.73	(-) Principal Distributions	14,246,267.73
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	669,928,604.51	669,928,604.51	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	685,177,236.70	685,177,236.70	Ending Certificate Balance	669,928,604.51
Ending Actual Collateral Balance	670,917,582.23	670,917,582.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	103,730,319.39	15.48%	34	5.0984	NAP	Defeased	10	103,730,319.39	15.48%	34	5.0984	NAP
2,000,000 or less	2	2,811,755.98	0.42%	34	5.7830	1.186897	Less than 1.21	9	113,723,739.98	16.98%	35	5.0631	0.786506
2,000,001 to 3,000,000	4	10,058,614.03	1.50%	35	4.7755	3.346598	1.21 to 1.30	4	42,134,219.52	6.29%	16	5.1281	1.279142
3,000,001 to 4,000,000	6	20,878,668.18	3.12%	34	5.4191	2.665325	1.31 to 1.40	3	28,874,568.85	4.31%	34	4.9224	1.340314
4,000,001 to 5,000,000	3	13,818,047.69	2.06%	36	4.9621	2.804304	1.41 to 1.50	1	5,683,090.12	0.85%	35	4.7100	1.438900
5,000,001 to 6,000,000	5	28,006,739.62	4.18%	35	5.0078	1.609705	1.51 to 1.60	3	22,364,846.79	3.34%	36	4.9254	1.588827
6,000,001 to 7,000,000	4	25,525,830.74	3.81%	35	5.0717	1.586910	1.61 to 1.70	2	34,593,689.27	5.16%	35	4.8708	1.634986
7,000,001 to 8,000,000	1	7,978,312.57	1.19%	34	4.9200	1.057700	1.71 to 1.80	7	180,234,751.40	26.90%	35	4.9037	1.750294
8,000,001 to 10,000,000	5	42,262,040.70	6.31%	34	5.0484	2.347702	1.81 to 1.90	3	33,484,856.99	5.00%	36	5.4729	1.890188
10,000,001 to 15,000,000	3	41,260,347.46	6.16%	35	4.8815	1.526286	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	49,245,537.04	7.35%	35	5.2611	0.918457	2.01 to 2.25	2	51,350,172.66	7.67%	35	4.7970	2.117175
20,000,001 to 30,000,000	7	159,273,634.64	23.77%	30	5.0720	1.363683	2.26 to 2.50	1	5,300,934.63	0.79%	35	5.2900	2.406900
30,000,001 to 50,000,000	2	90,078,756.47	13.45%	35	4.9802	1.960753	2.51 to 2.75	1	5,801,595.09	0.87%	34	5.0440	2.679800
50,000,001 or greater	1	75,000,000.00	11.20%	35	4.4300	1.714700	2.76 or greater	10	42,651,819.82	6.37%	35	4.8627	3.685216
Totals	56	669,928,604.51	100.00%	34	4.9951	1.642462	Totals	56	669,928,604.51	100.00%	34	4.9951	1.642462
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	29	103,730,319.39	15.48%	34	5.0984	NAP
							Defeased	29	103,730,319.39	15.48%	34	5.0984	NAP
Alabama	1	22,534,566.24	3.36%	0	5.0300	1.274900
							Industrial	23	69,260,928.79	10.34%	35	5.0773	1.691575
California	8	77,489,236.79	11.57%	35	4.7272	2.831984
							Lodging	16	100,531,008.98	15.01%	35	5.3999	2.150970
Florida	1	1,432,359.54	0.21%	34	5.6800	1.225800
							Mixed Use	3	29,956,579.15	4.47%	34	5.0206	1.444867
Georgia	1	3,388,559.39	0.51%	35	4.8200	3.518100
							Multi-Family	8	52,092,609.96	7.78%	36	4.9236	1.500980
Idaho	5	25,521,007.08	3.81%	36	5.6918	1.887452
							Office	6	141,170,746.86	21.07%	29	4.6923	1.400987
Illinois	26	135,813,441.54	20.27%	35	4.7389	1.749615
							Retail	15	143,331,701.71	21.40%	35	4.9760	1.420896
Massachusetts	2	28,475,094.35	4.25%	34	4.8872	1.546158
							Self Storage	7	29,854,709.67	4.46%	35	4.7056	3.314820
Mississippi	3	5,223,658.70	0.78%	34	5.3010	(0.180700)
							Totals	107	669,928,604.51	100.00%	34	4.9951	1.642462
Nevada	1	6,254,558.08	0.93%	34	5.0200	1.163400

New York	4	57,689,032.63	8.61%	35	5.3142	1.044739

North Carolina	2	8,315,995.61	1.24%	35	5.2682	2.812679

Oregon	2	7,703,330.29	1.15%	33	6.0500	1.910298

Pennsylvania	3	17,904,038.64	2.67%	35	5.1516	1.694736

South Carolina	4	16,539,143.72	2.47%	35	5.0178	1.471151

Tennessee	1	2,473,734.06	0.37%	34	4.9000	1.360600

Texas	6	48,722,717.84	7.27%	36	4.8675	1.645854

Utah	1	20,779,788.94	3.10%	35	4.7910	1.163700

Washington	2	13,714,892.65	2.05%	34	5.3926	1.354465

Washington, DC	2	51,201,856.23	7.64%	35	4.9543	0.959671

Wisconsin	3	15,021,272.80	2.24%	35	5.1658	1.915090

Totals	107	669,928,604.51	100.00%	34	4.9951	1.642462

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	103,730,319.39	15.48%	34	5.0984	NAP	Defeased	10	103,730,319.39	15.48%	34	5.0984	NAP
	4.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	75,000,000.00	11.20%	35	4.4300	1.714700	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	10	89,169,787.99	13.31%	35	4.7277	2.659745	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	175,276,195.82	26.16%	35	4.8986	1.348154	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	10	149,107,480.94	22.26%	30	5.1602	1.710161	49 months or greater	46	566,198,285.12	84.52%	34	4.9762	1.687171
	5.251% to 5.500%	5	35,872,146.94	5.35%	35	5.3758	0.608958	Totals	56	669,928,604.51	100.00%	34	4.9951	1.642462
	5.501% to 5.750%	2	24,283,868.96	3.62%	36	5.6518	1.861645
	5.751% to 6.000%	1	1,379,396.44	0.21%	35	5.8900	1.146500
	6.001% or greater	3	16,109,408.03	2.40%	33	6.0500	1.835628
	Totals	56	669,928,604.51	100.00%	34	4.9951	1.642462
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	103,730,319.39	15.48%	34	5.0984	NAP	Defeased	10	103,730,319.39	15.48%	34	5.0984	NAP
	59 months or less	46	566,198,285.12	84.52%	34	4.9762	1.687171	Interest Only	4	141,361,801.39	21.10%	35	4.6578	1.712890
	60 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	311 months or less	42	424,836,483.73	63.42%	33	5.0822	1.678613
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	312 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	669,928,604.51	100.00%	34	4.9951	1.642462	Totals	56	669,928,604.51	100.00%	34	4.9951	1.642462
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	103,730,319.39	15.48%	34	5.0984	NAP			No outstanding loans in this group
Underwriter's Information		1	8,147,241.27	1.22%	34	4.9300	1.320000
	12 months or less	41	445,104,027.28	66.44%	33	5.0694	1.771786
	13 months to 24 months	2	31,236,891.61	4.66%	36	4.9754	0.589448
	25 months or greater	2	81,710,124.96	12.20%	35	4.4735	1.682500
	Totals	56	669,928,604.51	100.00%	34	4.9951	1.642462
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	310930237	OF	Chicago	IL	Actual/360	4.430%	286,104.17	0.00	0.00	N/A	01/11/26	--	75,000,000.00	75,000,000.00	01/11/23
3	310932464	Various Various		Various	Actual/360	5.210%	202,535.73	65,731.92	0.00	N/A	01/11/26	--	45,144,488.39	45,078,756.47	02/11/23
4	310929024	RT	Various	Various	Actual/360	5.150%	170,911.71	100,551.69	0.00	N/A	11/11/25	--	38,539,438.82	38,438,887.13	02/11/23
5	310931130	RT	Torrance	CA	Actual/360	4.750%	184,062.50	0.00	0.00	N/A	01/11/26	--	45,000,000.00	45,000,000.00	02/11/23
7	301741131	LO	Boise	ID	Actual/360	5.650%	111,451.55	56,031.69	0.00	N/A	02/06/26	--	22,907,541.11	22,851,509.42	02/06/23
8	305550008	OF	Washington	DC	Actual/360	4.910%	110,121.86	32,275.84	0.00	N/A	02/05/26	--	26,045,508.75	26,013,232.91	02/05/23
9	305550009	MU	Washington	DC	Actual/360	5.000%	108,584.44	30,989.18	0.00	N/A	12/05/25	--	25,219,612.50	25,188,623.32	02/05/23
10	301741123	LO	Plainview	NY	Actual/360	5.244%	97,635.47	43,434.72	0.00	N/A	01/06/26	--	21,621,495.45	21,578,060.73	02/06/23
11	610931940	RT	St George	UT	Actual/360	4.791%	85,885.27	37,938.43	0.00	N/A	01/11/26	--	20,817,727.37	20,779,788.94	02/11/23
12	310932832	OF	Birmingham	AL	Actual/360	5.030%	97,723.98	27,244.35	0.00	N/A	02/11/23	--	22,561,810.59	22,534,566.24	01/11/23
13	310931552	IN	Westfield	MA	Actual/360	4.870%	85,354.95	25,715.05	0.00	N/A	12/11/25	--	20,353,568.13	20,327,853.08	02/11/23
14	305550014	RT	Various	PA	Actual/360	5.090%	72,554.04	28,659.15	0.00	N/A	01/05/26	--	16,553,301.35	16,524,642.20	02/05/23
15	305550015	RT	Various	Various	Actual/360	5.090%	67,160.09	26,528.53	0.00	N/A	01/05/26	10/05/25	15,322,664.21	15,296,135.68	02/05/23
16	305550016	RT	New York	NY	Actual/360	5.438%	79,427.40	0.00	0.00	N/A	01/05/26	--	16,961,801.39	16,961,801.39	06/05/19
17	301741124	RT	East Greenbush	NY	Actual/360	5.250%	71,323.72	17,581.08	0.00	N/A	01/06/26	--	15,776,674.53	15,759,093.45	02/06/23
18	301741126	MF	Houston	TX	Actual/360	4.872%	59,942.47	22,056.58	0.00	N/A	02/06/26	--	14,287,892.77	14,265,836.19	02/06/23
19	301741129	MF	Seattle	WA	Actual/360	5.050%	57,904.66	13,315,668.00	0.00	N/A	02/06/23	--	13,315,668.00	0.00	02/06/23
20	310931444	RT	Various	Various	Actual/360	4.900%	59,230.39	20,283.09	0.00	N/A	12/11/25	--	14,037,485.71	14,017,202.62	01/11/23
21	301741125	MF	Houston	TX	Actual/360	4.872%	54,528.31	20,064.38	0.00	N/A	02/06/26	--	12,997,373.03	12,977,308.65	02/06/23
22	305550022	RT	Jonesboro	AR	Actual/360	5.191%	49,668.13	18,901.25	0.00	N/A	01/05/26	--	11,111,368.81	11,092,467.56	02/05/23
23	301741106	IN	Various	Various	Actual/360	5.050%	43,864.44	27,223.89	0.00	N/A	11/06/25	09/06/25	10,087,000.14	10,059,776.25	02/06/23
24	410932578	SS	Palm Desert	CA	Actual/360	4.730%	35,662.40	16,121.63	0.00	N/A	01/01/26	--	8,755,686.98	8,739,565.35	02/01/23
25	305550025	LO	Various	Various	Actual/360	6.050%	43,898.08	20,106.15	0.00	N/A	11/05/25	--	8,426,183.89	8,406,077.74	03/05/21
26	310931338	OF	Yakima	WA	Actual/360	4.920%	33,893.73	21,780.37	0.00	N/A	12/11/25	--	8,000,092.94	7,978,312.57	02/11/23
27	310931965	LO	Salinas	CA	Actual/360	4.670%	33,511.06	15,588.38	0.00	N/A	12/11/25	--	8,333,205.62	8,317,617.24	02/11/23
28	410932754	SS	Santa Rosa	CA	Actual/360	4.870%	38,254.16	11,462.89	0.00	N/A	10/11/25	--	9,122,008.30	9,110,545.41	02/11/23
29	301741128	MF	Houston	TX	Actual/360	4.872%	36,352.21	13,376.25	0.00	N/A	02/06/26	--	8,664,915.35	8,651,539.10	02/06/23
30	310929355	IN	Worcester	MA	Actual/360	4.930%	34,649.33	14,611.70	0.00	N/A	12/11/25	--	8,161,852.97	8,147,241.27	02/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	310931428	RT	Milan	IL	Actual/360	4.960%	28,710.53	11,902.32	0.00	01/11/26	01/11/36	--	6,722,027.28	6,710,124.96	02/11/23
32	305550032	OF	Duluth	GA	Actual/360	5.302%	27,202.49	14,010.33	0.00	N/A	01/05/26	--	5,958,127.22	5,944,116.89	02/05/23
34	305550034	LO	Milwaukee	WI	Actual/360	5.130%	28,100.49	11,002.15	0.00	N/A	12/05/25	--	6,361,174.81	6,350,172.66	02/05/23
35	301741121	LO	Wes t Bend	WI	Actual/360	5.185%	27,778.44	10,594.48	0.00	N/A	01/06/26	--	6,221,569.52	6,210,975.04	02/06/23
37	410932653	MF	Clute	TX	Actual/360	4.750%	24,576.38	11,026.05	0.00	N/A	01/11/26	--	6,008,487.13	5,997,461.08	02/11/23
38	305550038	OF	Las Vegas	NV	Actual/360	5.020%	27,075.27	8,839.21	0.00	N/A	12/05/25	--	6,263,397.29	6,254,558.08	02/05/23
39	305550039	LO	Rochelle	IL	Actual/360	5.044%	25,243.22	10,202.85	0.00	N/A	12/05/25	--	5,811,797.94	5,801,595.09	02/05/23
40	305550040	LO	Charlotte	NC	Actual/360	5.290%	24,209.71	13,715.78	0.00	N/A	01/05/26	--	5,314,650.41	5,300,934.63	02/05/23
41	410932542	SS	Chicago	IL	Actual/360	4.710%	23,086.60	9,106.22	0.00	N/A	01/11/26	--	5,692,196.34	5,683,090.12	02/11/23
43	305550043	Various Jackson		MS	Actual/360	5.301%	23,886.50	9,157.82	0.00	N/A	12/05/25	--	5,232,816.52	5,223,658.70	05/05/22
44	305550044	LO	Greenville	SC	Actual/360	5.290%	22,815.16	12,836.24	0.00	N/A	02/05/26	--	5,008,511.40	4,995,675.16	02/05/23
46	301741127	MF	Pasadena	TX	Actual/360	4.962%	18,929.37	7,795.71	0.00	N/A	02/06/26	--	4,430,168.24	4,422,372.53	02/06/23
47	305550047	LO	Winston Salem	NC	Actual/360	5.430%	19,775.31	10,720.40	0.00	N/A	01/05/26	--	4,229,259.50	4,218,539.10	02/05/23
48	305550048	LO	Warrenton	OR	Actual/360	6.050%	20,598.57	9,503.73	0.00	N/A	11/05/25	--	3,953,871.36	3,944,367.63	07/05/20
49	301741122	MF	Houston	TX	Actual/360	4.700%	17,046.77	6,291.93	0.00	N/A	01/06/26	--	4,211,967.33	4,205,675.40	02/06/23
50	410928705	SS	Grass Valley	CA	Actual/360	4.590%	17,391.00	0.00	0.00	N/A	01/11/26	--	4,400,000.00	4,400,000.00	02/11/23
51	305550051	LO	The Dalles	OR	Actual/360	6.050%	19,629.73	8,940.43	0.00	N/A	11/05/25	--	3,767,903.09	3,758,962.66	02/05/23
52	410932902	SS	Various	CA	Actual/360	4.720%	16,664.22	0.00	0.00	N/A	01/11/26	10/11/25	4,100,000.00	4,100,000.00	02/11/23
53	410932759	MU	Hiram	GA	Actual/360	4.820%	14,089.96	6,156.22	0.00	N/A	01/11/26	--	3,394,715.61	3,388,559.39	02/11/23
54	410932580	SS	Sacramento	CA	Actual/360	4.730%	13,799.02	6,238.02	0.00	N/A	01/01/26	--	3,387,878.48	3,381,640.46	02/01/23
55	305550055	OF	Rensselaer	NY	Actual/360	5.440%	15,906.52	5,526.63	0.00	N/A	01/05/26	--	3,395,603.69	3,390,077.06	02/05/23
56	305550056	LO	Hickory	NC	Actual/360	5.230%	13,614.31	7,916.15	0.00	N/A	12/05/25	--	3,022,977.13	3,015,060.98	02/05/23
58	410932588	SS	Moreno Valley	CA	Actual/360	4.730%	12,042.78	5,444.09	0.00	N/A	01/01/26	--	2,956,694.10	2,951,250.01	02/01/23
59	410921162	SS	Fresno	CA	Actual/360	4.730%	10,662.88	4,820.28	0.00	N/A	01/01/26	--	2,617,906.88	2,613,086.60	02/01/23
60	410932796	RT	Portland	TX	Actual/360	4.920%	10,220.96	4,301.08	0.00	N/A	01/11/26	--	2,412,501.37	2,408,200.29	02/11/23
61	410921160	SS	Fresno	CA	Actual/360	4.730%	8,512.38	3,848.13	0.00	N/A	01/01/26	--	2,089,925.26	2,086,077.13	02/01/23
62	305550062	MF	Tallahassee	FL	Actual/360	5.680%	7,016.83	2,249.31	0.00	N/A	12/05/25	--	1,434,608.85	1,432,359.54	02/05/23
63	305550063	MU	Paoli	PA	Actual/360	5.890%	7,006.72	2,070.33	0.00	N/A	01/05/26	--	1,381,466.77	1,379,396.44	02/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

Mortgage Loan Detail (Part 1)

											Original	Adjusted	Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
64	305550064	SS	Port Charlotte	FL	Actual/360	5.340%	5,822.88	2,125.65	0.00	N/A	11/05/25	--	1,266,301.62	1,264,175.97 02/05/23
Totals							2,943,611.25	14,246,267.73	0.00				684,174,872.24	669,928,604.51
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	10,198,361.68	0.00	--	--	--	0.00	0.00	285,781.25	285,781.25	0.00	0.00
3	5,424,119.77	4,662,937.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	4,674,266.40	3,490,083.94	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,683,590.59	4,295,710.68	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,389,520.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,112,788.48	1,536,195.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,227,405.86	3,357,564.79	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,192,177.00	953,945.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,115,956.12	1,650,616.34	01/01/22	09/30/22	--	0.00	0.00	124,871.19	124,871.19	0.00	0.00
13	2,346,623.03	1,160,760.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,004,460.89	1,774,271.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	(178,116.03)	(54,661.95)	01/01/22	03/31/22	01/11/23	14,799,344.95	1,846,671.40	10,011.85	1,625,125.80	87,195.76	0.00
17	1,127,247.96	1,077,147.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,443,833.43	847,747.71	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	9,082.61	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,309,424.84	1,049,833.44	01/01/22	09/30/22	--	0.00	0.00	79,453.04	79,453.04	0.00	0.00
21	1,233,049.95	748,139.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,751,772.20	1,370,552.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	922,945.00	1,190,796.00	01/01/22	09/30/22	04/11/22	0.00	17,650.15	63,915.78	1,471,254.31	142,483.48	0.00
26	887,863.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,452,179.81	2,561,702.93	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	955,872.63	575,191.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	508,610.00	01/01/16	09/30/16	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,013,841.23	1,058,017.55	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	954,949.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	729,678.40	570,528.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	691,719.73	415,251.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	940.85	0.00
39	1,050,266.07	1,251,829.45	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	871,508.98	1,202,559.58	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	569,068.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	(174,760.00)	0.00	--	--	10/12/22	4,553,688.33	431,584.22	12,222.55	24,509.86	8,171.42	0.00
44	929,001.76	836,657.56	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	531,233.74	334,801.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	251,045.00	303,022.25	01/01/22	09/30/22	12/12/22	1,277,567.22	165,844.20	23,410.53	805,359.38	88,178.33	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1,023,774.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,172,749.30	1,101,792.08	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	867,678.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	932,497.05	705,535.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	344,206.61	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1,006,216.70	1,028,151.03	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	836,441.51	635,236.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	607,915.65	565,529.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	296,743.51	177,078.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	593,301.00	457,639.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	134,214.66	106,502.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	143,979.45	102,621.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	65,308,407.16	43,954,102.83				20,630,600.50	2,461,749.97	599,666.19	4,416,354.83	336,052.45	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	0	0.00	4	34,535,905.46	1	5,223,658.70	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.995128%	4.930667%	34
01/18/23	0	0.00	0	0.00	4	34,574,673.16	1	5,232,816.52	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.996365%	4.941157%	34
12/16/22	0	0.00	0	0.00	4	34,613,245.79	1	5,241,932.73	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.996533%	4.941366%	35
11/18/22	1	26,113,199.89	0	0.00	4	34,654,474.06	1	5,251,777.32	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.996711%	4.941589%	36
10/17/22	0	0.00	0	0.00	4	34,692,645.21	1	5,260,807.37	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.996877%	4.941794%	37
09/16/22	0	0.00	0	0.00	4	34,733,486.86	1	5,270,568.95	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.997053%	4.934394%	38
08/17/22	0	0.00	1	5,279,513.61	3	29,491,746.91	1	5,279,513.61	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.997215%	4.934593%	39
07/15/22	1	5,288,417.63	0	0.00	3	29,520,426.49	1	5,288,417.63	1	16,961,801.39	0	0.00	0	0.00	2	10,595,161.95	4.997377%	4.961966%	40
06/17/22	0	0.00	0	0.00	4	35,016,271.72	1	5,298,057.78	0	0.00	0	0.00	0	0.00	0	0.00	4.998235%	4.961245%	41
05/17/22	0	0.00	0	0.00	4	35,053,761.20	1	5,306,877.53	0	0.00	0	0.00	0	0.00	0	0.00	4.998392%	4.961400%	42
04/18/22	0	0.00	0	0.00	5	40,410,382.60	1	5,316,436.49	0	0.00	0	0.00	0	0.00	0	0.00	4.998558%	4.961566%	43
03/17/22	0	0.00	0	0.00	5	40,456,221.77	1	5,325,172.73	0	0.00	0	0.00	0	0.00	0	0.00	4.998712%	4.961719%	44
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310930237	01/11/23	0	A	285,781.25	285,781.25	0.00	75,000,000.00	08/02/22	13
12	310932832	01/11/23	0	5	124,871.19	124,871.19	0.00	22,561,810.59	02/13/23	0
16	305550016	06/05/19	43	6	10,011.85	1,625,125.80	236,920.43	17,000,000.00	10/04/18	7			07/05/22
20	310931444	01/11/23	0	A	79,453.04	79,453.04	0.00	14,037,485.71
25	305550025	03/05/21	22	6	63,915.78	1,471,254.31	794,893.25	8,871,432.71	12/14/18	1	10/15/20
43	305550043	05/05/22	8	6	12,222.55	24,509.86	8,171.42	5,364,742.61	10/18/18	98		03/07/19
48	305550048	07/05/20	30	6	23,410.53	805,359.38	170,913.75	4,241,180.42	11/30/18	1	08/13/21
Totals					599,666.19	4,416,354.83	1,210,898.85	147,076,652.04
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		22,534,566	0	22,534,566		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		640,683,913	606,148,008	12,350,445		22,185,460
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		6,710,125	6,710,125	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	669,928,605	612,858,133	0	0	17,574,104	16,961,801
Jan-23	684,174,872	649,600,199	0	0	17,612,872	16,961,801
Dec-22	685,124,365	650,511,119	0	0	17,651,444	16,961,801
Nov-22	686,145,766	625,378,092	26,113,200	0	17,692,673	16,961,801
Oct-22	687,086,613	652,393,968	0	0	17,730,844	16,961,801
Sep-22	688,099,682	653,366,195	0	0	17,771,685	16,961,801
Aug-22	689,031,958	654,260,697	0	5,279,514	12,529,946	16,961,801
Jul-22	689,960,143	655,151,299	5,288,418	0	12,558,625	16,961,801
Jun-22	703,345,287	668,329,016	0	0	35,016,272	0
May-22	704,283,458	669,229,697	0	0	35,053,761	0
Apr-22	705,296,271	664,885,888	0	0	40,410,383	0
Mar-22	706,225,886	665,769,664	0	0	40,456,222	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310930237	75,000,000.00	75,000,000.00	166,500,000.00	12/02/15	8,109,066.68	1.71470	12/31/20	01/11/26	I/O
12	310932832	22,534,566.24	22,561,810.59	36,000,000.00	11/24/15	1,433,968.34	1.27490	09/30/22	02/11/23	275
16	305550016	16,961,801.39	17,000,000.00	6,600,000.00	11/30/22	(54,857.70)	(0.23410)	03/31/22	01/05/26	I/O
25	305550025	8,406,077.74	8,871,432.71	17,400,000.00	11/01/22	1,018,026.75	1.76720	09/30/22	11/05/25	212
43	305550043	5,223,658.70	5,364,742.61	380,000.00	08/13/22	(215,000.00)	(0.18070)	12/31/21	12/05/25	273
48	305550048	3,944,367.63	4,241,180.42	4,300,000.00	11/01/22	257,162.75	0.94920	09/30/22	11/05/25	212
Totals		132,070,471.70	133,039,166.33	231,180,000.00		10,548,366.82

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310930237	OF	IL	08/02/22	13
	Special Servicer is in communication with Borrower's representatives, and is evaluating the Loan and collateral in order to determine the appropriate next steps for the Loan.

12	310932832	OF	AL	02/13/23	0
	Special Servicer comments are not available for this cycle.

16	305550016	RT	NY	10/04/18	7
	Special Servicer comments are not available for this cycle.

25	305550025	LO	Various	12/14/18	1

Loan is secured by a 113-room Shilo Inn in Ocean Shores, WA and an 84-room Shilo Inn in Nampa, ID. Forbearance was previously executed but the Loan remains in Payment Default. Borrower filed bankruptcy prior to the foreclosure sale.

Lender is dual trackin g negotiations and stay relief in the bankruptcy. Interest only payments are being received. Borrower and Special Servicer are currently discussing a forbearance. Negotiations are ongoing for a modification.

43	305550043	Various	MS	10/18/18	98
	Greenbriar Terrace Apartments and Southside Apartments were sold on 4/21/2022 through a Receiver sale. The Receiver is leasing up the retail property and plans to sell the property in Q4 2023.

48	305550048	LO	OR	11/30/18	1

Loan is secured by a 63-room Shilo Inn in Warrenton, OR. A forbearance was previously executed but Loan remains in payment default. The Borrower filed bankruptcy prior to the foreclosure sale. Lender is dual tracking negotiations and stay

	relief in the ba nkruptcy. Interest Only payments are being received. Borrower and Special Servicer are currently discussing a forbearance. Negotiations are ongoing for a modification.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
33	305550033	7,127,422.85	5.01800%	7,127,422.85 5.01800%		10	08/06/20	08/06/20	09/11/20
Totals		7,127,422.85		7,127,422.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	310932662 02/18/21	6,338,022.39	5,200,000.00	6,550,186.57	1,748,744.26	6,550,186.57	4,801,442.31	1,536,580.08	0.00	0.00	1,536,580.08	22.43%
42	305550042 07/15/22	5,465,209.56	4,600,000.00	4,786,867.52	1,090,511.92	4,786,867.52	3,696,355.60	1,768,853.96	0.00	0.00	1,768,853.96	28.99%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,803,231.95	9,800,000.00	11,337,054.09	2,839,256.18	11,337,054.09	8,497,797.91	3,305,434.04	0.00	0.00	3,305,434.04

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	310932662	02/18/21	0.00	0.00	1,536,580.08	0.00	0.00	1,536,580.08	0.00	0.00	1,536,580.08
42	305550042	07/15/22	0.00	0.00	1,768,853.96	0.00	0.00	1,768,853.96	0.00	0.00	1,768,853.96
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,305,434.04	0.00	0.00	3,305,434.04	0.00	0.00	3,305,434.04

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,145.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,651.50	0.00	0.00	69,237.50	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	3,500.00	0.00	0.00	20,766.84	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	6,650.27	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,297.33	0.00	0.00	96,654.61	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		126,951.94

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30